Other Payables and Accruals (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Eyedentity [Member] USD ($)	Dec. 31, 2013 Eyedentity [Member] CNY	Dec. 31, 2012 Eyedentity [Member] CNY	Dec. 31, 2011 Eyedentity [Member] CNY	Sep. 01, 2010 Eyedentity [Member] USD ($)	Sep. 01, 2010 Eyedentity [Member] CNY
Business Acquisition [Line Items]
Cash consideration									$ 76,500,000	520,800,000
Non-contingent consideration	1,607,000	9,729,000	0	0		9,700,000
Amount to purchase all outstanding stock options issued									2,600,000
Amount to purchase all outstanding stock options issued, pre-combination services									1,600,000
Amount to purchase all outstanding stock options issued, post-combination services									1,000,000
Amount paid to shareholders after they continued to provide service in three years after acquisition					15,900,000	96,100,000
Amount payable to shareholders after they continued to provide service in three years after acquisition							77,600,000
Expense accrued for shareholders in acquisition activity						18,500,000	33,100,000	29,600,000
Remaining acquisition related obligation							48,800,000